Exhibit 99.1

World Omni Auto Receivables Trust 2024-C
Monthly Servicer Certificate
January 31, 2026

Dates Covered
Collections Period	01/01/26 - 01/31/26
Interest Accrual Period	01/15/26 - 02/16/26
30/360 Days	30
Actual/360 Days	33
Distribution Date	02/17/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/25	600,029,782.68	26,915
Yield Supplement Overcollateralization Amount 12/31/25	39,279,588.72	0
Receivables Balance 12/31/25	639,309,371.40	26,915
Principal Payments	25,265,443.25	1,238
Defaulted Receivables	1,784,825.90	63
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/26	36,999,218.36	0
Pool Balance at 01/31/26	575,259,883.89	25,614

Pool Statistics	$ Amount	# of Accounts
Pool Factor	46.64%
Prepayment ABS Speed	1.55%
Aggregate Starting Principal Balance	1,312,595,946.50	46,537

Delinquent Receivables:
Past Due 31-60 days	11,086,349.97	363
Past Due 61-90 days	3,298,139.99	112
Past Due 91-120 days	959,073.09	38
Past Due 121+ days	0.00	0
Total	15,343,563.05	513

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.51%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.70%
Delinquency Trigger Occurred	NO

Recoveries	1,111,861.80
Aggregate Net Losses/(Gains) - January 2026	672,964.10
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	1.26%
Prior Net Losses/(Gains) Ratio	0.79%
Second Prior Net Losses/(Gains) Ratio	1.16%
Third Prior Net Losses/(Gains) Ratio	0.75%
Four Month Average	0.99%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.73%

Overcollateralization Target Amount	6,052,770.45
Actual Overcollateralization	6,052,770.45
Weighted Average Contract Rate	6.77%
Weighted Average Contract Rate, Yield Adjusted	10.27%
Weighted Average Remaining Term	47.20

Flow of Funds	$ Amount
Collections	29,998,372.40
Investment Earnings on Cash Accounts	12,198.37
Servicing Fee	(532,757.81)
Transfer to Collection Account	-
Available Funds	29,477,812.96

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,007,419.34
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	141,648.00
(5) Noteholders' Second Priority Principal Distributable Amount	557,128.34
(6) Class C Interest	73,094.00
(7) Noteholders' Third Priority Principal Distributable Amount	18,160,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,052,770.45
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,485,752.83

Total Distributions of Available Funds	29,477,812.96

Servicing Fee	532,757.81
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,156,070,000.00
Original Class B	36,320,000.00
Original Class C	18,160,000.00

Total Class A, B, & C
Note Balance @ 01/15/26	593,977,012.23
Principal Paid	24,769,898.79
Note Balance @ 02/17/26	569,207,113.44

Class A-1
Note Balance @ 01/15/26	0.00
Principal Paid	0.00
Note Balance @ 02/17/26	0.00
Note Factor @ 02/17/26	0.0000000%

Class A-2a
Note Balance @ 01/15/26	32,157,515.97
Principal Paid	10,630,857.85
Note Balance @ 02/17/26	21,526,658.12
Note Factor @ 02/17/26	10.7633291%

Class A-2b
Note Balance @ 01/15/26	42,769,496.26
Principal Paid	14,139,040.94
Note Balance @ 02/17/26	28,630,455.32
Note Factor @ 02/17/26	10.7633291%

Class A-3
Note Balance @ 01/15/26	403,000,000.00
Principal Paid	0.00
Note Balance @ 02/17/26	403,000,000.00
Note Factor @ 02/17/26	100.0000000%

Class A-4
Note Balance @ 01/15/26	61,570,000.00
Principal Paid	0.00
Note Balance @ 02/17/26	61,570,000.00
Note Factor @ 02/17/26	100.0000000%

Class B
Note Balance @ 01/15/26	36,320,000.00
Principal Paid	0.00
Note Balance @ 02/17/26	36,320,000.00
Note Factor @ 02/17/26	100.0000000%

Class C
Note Balance @ 01/15/26	18,160,000.00
Principal Paid	0.00
Note Balance @ 02/17/26	18,160,000.00
Note Factor @ 02/17/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,222,161.34
Total Principal Paid	24,769,898.79
Total Paid	26,992,060.13

Class A-1
Coupon	5.36900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	4.78000%
Interest Paid	128,094.11
Principal Paid	10,630,857.85
Total Paid to A-2a Holders	10,758,951.96

Class A-2b
SOFR Rate	3.70735%
Coupon	4.17735%
Interest Paid	163,774.56
Principal Paid	14,139,040.94
Total Paid to A-2b Holders	14,302,815.50

Class A-3
Coupon	4.43000%
Interest Paid	1,487,741.67
Principal Paid	0.00
Total Paid to A-3 Holders	1,487,741.67

Class A-4
Coupon	4.44000%
Interest Paid	227,809.00
Principal Paid	0.00
Total Paid to A-4 Holders	227,809.00

Class B
Coupon	4.68000%
Interest Paid	141,648.00
Principal Paid	0.00
Total Paid to B Holders	141,648.00

Class C
Coupon	4.83000%
Interest Paid	73,094.00
Principal Paid	0.00
Total Paid to C Holders	73,094.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.8356626
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	20.4616900
Total Distribution Amount	22.2973526

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.6404706
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	53.1542893
Total A-2a Distribution Amount	53.7947599

A-2b Interest Distribution Amount	0.6156938
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	53.1542892
Total A-2b Distribution Amount	53.7699830

A-3 Interest Distribution Amount	3.6916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.6916667

A-4 Interest Distribution Amount	3.7000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.7000000

B Interest Distribution Amount	3.9000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.9000000

C Interest Distribution Amount	4.0250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.0250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	22.49
Noteholders' Third Priority Principal Distributable Amount	733.15
Noteholders' Principal Distributable Amount	244.36

Account Balances	$ Amount
Reserve Account
Balance as of 01/15/26	3,026,385.22
Investment Earnings	8,996.54
Investment Earnings Paid	(8,996.54)
Deposit/(Withdrawal)	-
Balance as of 02/17/26	3,026,385.22
Change	-

Required Reserve Amount	3,026,385.22